Note 17 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interest expense	$ 46,125	$ 60,262
Derivatives’ effect	(5,093)	(10,516)
Amortization and write-off of financing costs	1,943	2,534
Amortization of excluded component related to cash flow hedges	2,029	2,047
Bank charges and other financing costs	206	770
Total	$ 45,210	$ 55,097